Staff costs and average number of employees (Tables)	12 Months Ended
Sep. 30, 2021
Staff costs and average number of employees
Summary of staff costs

	2021	2020	2019
	$	$	$
The aggregate remuneration comprised:
Wages and salaries	9,531,933	2,620,476	377,383
Social security costs	1,238,459	336,076	37,639
Pension costs	165,178	133,539	40,639
Share option charge	165,570	121,597	11,392
	11,101,140	3,211,688	467,053

Summary of remuneration payable to directors

	2021	2020	2019
	$	$	$
Directors’ remuneration	1,971,580	1,012,864	486,764